Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Oct. 01, 2012
(WF WealthBuilder Conservative Allocation Portfolio) | WealthBuilder Conservative Allocation Portfolio
Operating Expenses:
Management Fees	0.20%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses	2.07%	[1]
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	2.03%	[1],[2]
(WF WealthBuilder Moderate Balanced Portfolio) | WealthBuilder Moderate Balanced Portfolio
Operating Expenses:
Management Fees	0.20%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.59%
Total Annual Fund Operating Expenses	2.13%	[1]
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	2.09%	[1],[2]
(WF WealthBuilder Growth Balanced Portfolio) | WealthBuilder Growth Balanced Portfolio
Operating Expenses:
Management Fees	0.20%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.68%
Total Annual Fund Operating Expenses	2.22%	[1]
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	2.18%	[1],[2]
(WF WealthBuilder Growth Allocation Portfolio) | WealthBuilder Growth Allocation Portfolio
Operating Expenses:
Management Fees	0.20%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses	2.29%	[1]
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	2.22%	[1],[2]
(WF WealthBuilder Equity Portfolio) | WealthBuilder Equity Portfolio
Operating Expenses:
Management Fees	0.20%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.82%
Total Annual Fund Operating Expenses	2.42%	[1]
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	2.32%	[1],[2]
(WF WealthBuilder Tactical Equity Portfolio) | WealthBuilder Tactical Equity Portfolio
Operating Expenses:
Management Fees	0.20%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.77%
Total Annual Fund Operating Expenses	2.33%	[1]
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	2.27%	[1],[2]

[1]	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
[2]	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for the Portfolio. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.